Long-term investments - US legalization options and Green Acre Capital Fund I and II (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Statement [line items]
Fair value of investment	$ 27,016	$ 64,922
Green Acre Capital Fund I
Statement [line items]
Cost of investment	2,000
Fair value of investment	2,373
Proceeds from return of capital from investment	$ 1,400